Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Revenue recognized	€ 535,180	€ 53,758	€ 67,420
Belgium | GSK
Notes to the consolidated financial statements
Revenue recognized	519,850	47,128	62,263
Netherlands | Genmab
Notes to the consolidated financial statements
Revenue recognized	2,383	1,197	1,787
Switzerland | CRISPR
Notes to the consolidated financial statements
Revenue recognized	12,947	5,425	3,370
Others | Others
Notes to the consolidated financial statements
Revenue recognized		8
Over-time
Notes to the consolidated financial statements
Revenue recognized	119,007	42,446	64,358
Over-time | Delivery of research and development services combined with an IP license
Notes to the consolidated financial statements
Revenue recognized	109,724	31,051	44,787
Over-time | Research and development services considered distinct within the agreements
Notes to the consolidated financial statements
Revenue recognized	9,283	11,395	19,571
At point-in-time
Notes to the consolidated financial statements
Revenue recognized	416,173	11,312	3,062
At point-in-time | Delivery of products
Notes to the consolidated financial statements
Revenue recognized	6,173	€ 11,312	€ 3,062
At point-in-time | Granting of IP licenses
Notes to the consolidated financial statements
Revenue recognized	€ 410,000